Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Details on Loans of Company
The classification of loans at December 31, 2018 and 2017 is as follows:

	In Thousands
	2018	2017
Mortgage loans on real estate:
Residential 1-4 family	$460,692	406,667
Multifamily	134,613	91,992
Commercial	701,055	661,223
Construction	518,245	392,039
Farmland	24,071	34,212
Second mortgages	11,197	8,952
Equity lines of credit	62,013	60,650
Total mortgage loans on real estate	1,911,886	1,655,735
Commercial loans	78,245	47,939
Agricultural loans	1,985	1,665
Consumer installment loans:
Personal	45,072	40,155
Credit cards	3,687	3,385
Total consumer installment loans	48,759	43,540
Other loans	9,324	9,662
	2,050,199	1,758,541
Net deferred loan fees	(7,020)	(7,379)
Total loans	2,043,179	1,751,162
Less: Allowance for loan losses	(27,174)	(23,909)
Loans, net	$2,016,005	1,727,253

Schedule of Loans and Leases Receivable Related Parties
An analysis of the activity with respect to such loans to related parties is as follows:

	In Thousands
	December 31,
	2018	2017
Balance, January 1	$7,759	9,692
New loans and renewals during the year	17,278	15,299
Repayments (including loans paid by renewal) during the year	(12,018)	(17,232)
Balance, December 31	$13,019	7,759

Company's Impaired Loans
The following tables, present the Company’s impaired loans at December 31, 2018 and 2017:

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2018
With no related allowance recorded:
Residential 1-4 family	$1,196	1,795	—	1,862	42
Multifamily	—	—	—	—	—
Commercial real estate	317	316	—	320	16
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,203	2,797	—	3,237	100

In Thousands
	Record Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2018
With allowance recorded:
Residential 1-4 family	$1,641	1,635	852	1,782	77
Multifamily	—	—	—	—	—
Commercial real estate	1,515	1,515	312	2,001	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$3,156	3,150	1,164	3,783	94

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2018
Total:
Residential 1-4 family	$2,837	3,430	852	3,644	119
Multifamily	—	—	—	—	—
Commercial real estate	1,832	1,831	312	2,321	33
Construction	690	686	—	822	42
Farmland	—	—	—	233	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$5,359	5,947	1,164	7,020	194

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With no related allowance recorded:
Residential 1-4 family	$2,314	2,322	—	742	103
Multifamily	—	—	—	—	—
Commercial real estate	893	889	—	902	39
Construction	1,185	1,182	—	1,354	64
Farmland	—	—	—	26	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$4,392	4,393	—	3,024	206

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
With allowance recorded:
Residential 1-4 family	$409	581	136	461	29
Multifamily	—	—	—	—	—
Commercial real estate	2,157	2,157	291	2,894	17
Construction	—	—	—	—	—
Farmland	—	—	—	—	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$2,566	2,738	427	3,355	46

	In Thousands
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
December 31, 2017
Total:
Residential 1-4 family	$2,723	2,903	136	1,203	132
Multifamily	—	—	—	—	—
Commercial real estate	3,050	3,046	291	3,796	56
Construction	1,185	1,182	—	1,354	64
Farmland	—	—	—	26	—
Second mortgages	—	—	—	—	—
Equity lines of credit	—	—	—	—	—
Commercial	—	—	—	—	—
Agricultural, installment and other	—	—	—	—	—
	$6,958	7,131	427	6,379	252

Loans on Nonaccrual Status
The following tables present the Company’s nonaccrual loans, credit quality indicators and past due loans as of December 31, 2018 and 2017.
Loans on Nonaccrual Status

	In Thousands
	2018	2017
Residential 1-4 family	$948	—
Multifamily	—	—
Commercial real estate	1,102	1,729
Construction	—	—
Farmland	—	310
Second mortgages	—	—
Equity lines of credit	—	—
Commercial	—	—
Agricultural, installment and other	—	1
Total	$2,050	2,040

Credit Quality Indicators
The following table presents our loan balances by primary loan classification and the amount classified within each risk rating category. Pass rated loans include all credits other than those included in special mention, substandard and doubtful which are defined as follows:

•
Special mention loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Company’s credit position at some future date.

•
Substandard loans are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any. Assets so classified must have a well-defined weakness or weaknesses that jeopardize liquidation of the debt. Substandard loans are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

•
Doubtful loans have all the characteristics of substandard loans with the added characteristics that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The Company considers all doubtful loans to be impaired and places the loans on nonaccrual status.

Credit Quality Indicators

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
Credit Risk Profile by Internally Assigned Grade
December 31, 2018
Pass	$452,411	134,613	698,083	518,123	23,895	10,979	61,927	78,206	59,923	2,038,160
Special mention	3,949	—	1,690	64	112	179	—	39	78	6,111
Substandard	4,332	—	1,282	58	64	39	86	—	67	5,928
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199
December 31, 2017
Pass	$395,664	91,992	657,456	391,778	33,500	8,765	60,553	47,937	54,697	1,742,342
Special mention	5,677	—	646	84	125	43	41	2	77	6,695
Substandard	5,326	—	3,121	177	587	144	56	—	93	9,504
Doubtful	—	—	—	—	—	—	—	—	—	—
Total	$406,667	91,992	661,223	392,039	34,212	8,952	60,650	47,939	54,867	1,758,541

Age Analysis of Past Due Loans
Age Analysis of Past Due Loans

	In Thousands
	30-59 Days Past Due	60-89 Days Past Due	Nonaccrual and Greater Than 90 Days	Total Nonaccrual and Past Due	Current	Total Loans	Recorded Investment Greater Than 90 Days and Accruing
December 31, 2018
Residential 1-4 family	$3,258	1,092	1,868	6,218	454,474	460,692	920
Multifamily	—	—	—	—	134,613	134,613	—
Commercial real estate	312	109	1,174	1,595	699,460	701,055	72
Construction	1,567	26	32	1,625	516,620	518,245	32
Farmland	43	9	21	73	23,998	24,071	21
Second mortgages	333	—	—	333	10,864	11,197	—
Equity lines of credit	297	—	45	342	61,671	62,013	45
Commercial	93	—	24	117	78,128	78,245	24
Agricultural, installment and other	407	85	95	587	59,481	60,068	95
Total	$6,310	1,321	3,259	10,890	2,039,309	2,050,199	1,209
December 31, 2017
Residential 1-4 family	$3,631	524	673	4,828	401,839	406,667	673
Multifamily	—	—	—	—	91,992	91,992	—
Commercial real estate	—	83	1,729	1,812	659,411	661,223	—
Construction	433	—	113	546	391,493	392,039	113
Farmland	112	—	310	422	33,790	34,212	—
Second mortgages	—	—	2	2	8,950	8,952	2
Equity lines of credit	—	—	41	41	60,609	60,650	41
Commercial	2	137	—	139	47,800	47,939	—
Agricultural, installment and other	432	57	149	638	54,229	54,867	148
Total	$4,610	801	3,017	8,428	1,750,113	1,758,541	977

Transactions in Allowance for Loan Losses
Transactions in the allowance for loan losses for the years ended December 31, 2018 and 2017 are summarized as follows:

	In Thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2018
Allowance for loan losses:
Beginning balance	$5,156	1,011	9,267	6,094	487	94	723	401	676	23,909
Provision	1,568	470	436	921	(266)	24	7	218	920	4,298
Charge-offs	(492)	—	—	(19)	—	—	—	—	(1,152)	(1,663)
Recoveries	65	—	50	88	—	—	1	3	423	630
Ending balance	$6,297	1,481	9,753	7,084	221	118	731	622	867	27,174
Ending balance individually evaluated for impairment	$852	—	312	—	—	—	—	—	—	1,164
Ending balance collectively evaluated for impairment	$5,445	1,481	9,441	7,084	221	118	731	622	867	26,010
Loans:
Ending balance	$460,692	134,613	701,055	518,245	24,071	11,197	62,013	78,245	60,068	2,050,199
Ending balance individually evaluated for impairment	$2,829	—	1,831	686	—	—	—	—	—	5,346
Ending balance collectively evaluated for impairment	$457,863	134,613	699,224	517,559	24,071	11,197	62,013	78,245	60,068	2,044,853

	In thousands
	Residential 1-4 Family	Multifamily	Commercial Real Estate	Construction	Farmland	Second Mortgages	Equity Lines of Credit	Commercial	Agricultural, Installment and Other	Total
December 31, 2017
Allowance for loan losses:
Beginning balance	$4,571	839	9,541	5,387	658	112	675	386	562	22,731
Provision	675	172	(414)	586	(168)	(10)	45	9	786	1,681
Charge-offs	(118)	—	—	—	(3)	(11)	—	—	(1,090)	(1,222)
Recoveries	28	—	140	121	—	3	3	6	418	719
Ending balance	$5,156	1,011	9,267	6,094	487	94	723	401	676	23,909
Ending balance individually evaluated for impairment	$136	—	291	—	—	—	—	—	—	427
Ending balance collectively evaluated for impairment	$5,020	1,011	8,976	6,094	487	94	723	401	676	23,482
Loans:
Ending balance	$406,667	91,992	661,223	392,039	34,212	8,952	60,650	47,939	54,867	1,758,541
Ending balance individually evaluated for impairment	$2,678	—	3,046	1,182	—	—	—	—	—	6,906
Ending balance collectively evaluated for impairment	$403,989	91,992	658,177	390,857	34,212	8,952	60,650	47,939	54,867	1,751,635

Summary of Carrying Balances of TDRs
The following table summarizes the carrying balances of TDRs at December 31, 2018 and December 31, 2017 (dollars in thousands):

	2018	2017
Performing TDRs	$1,676	2,250
Nonperforming TDRs	816	1,834
Total TDRs	$2,492	4,084

Troubled Debt Restructuring Categorized by Loan
The following table outlines the amount of each TDR categorized by loan classification for the years ended December 31, 2018 and 2017 (dollars in thousands):

	December 31, 2018			December 31, 2017
	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance	Number of Contracts	Pre Modification Outstanding Recorded Investment	Post Modification Outstanding Recorded Investment, Net of Related Allowance
Residential 1-4 family	4	$448	$448	6	$610	$535
Multifamily	—	—	—	—	—	—
Commercial real estate	—	—	—	—	—	—
Construction	—	—	—	—	—	—
Farmland	—	—	—	1	86	86
Second mortgages	—	—	—	—	—	—
Equity lines of credit	—	—	—	—	—	—
Commercial	—	—	—	—	—	—
Agricultural, installment and other	2	5	5	1	3	3
Total	6	$453	$453	8	$699	$624